Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of trade receivables
The Group’s trade receivables consisted of the following:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Gross trade receivables	$113,175	$83,044
Expected credit loss allowance	(1,156)	(519)
Total trade receivables	$112,019	$82,525

Schedule of movements in ECL allowance	The movements in the ECL allowance were as follows:

(U.S. $ in thousands)
As of June 30, 2018	$629
Change in estimate	(110)
As of June 30, 2019	$519
Change in estimate	637
As of June 30, 2020	$1,156

Schedule of aging analysis of trade receivables
The following table sets forth the information about the credit risk exposure on the Group's trade receivables using a provision matrix:

		Past due days
	Current	< 90 days	> 90 days	Total
	(U.S. $ in thousands except ECL rate)
As of June 30, 2020
ECL rate	0.5%	4.1%	52.9%
Trade receivables carrying amount	105,585	6,858	732	113,175
ECL allowance	489	280	387	1,156

As of June 30, 2019
ECL rate	—	—	43.3%
Trade receivables carrying amount	71,883	9,961	1,200	83,044
ECL allowance	—	—	519	519